Non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2022
Non-current financial assets
Schedule of non-current financial assets

	June 30, 2022	December 31, 2021
Security rental deposits	58,075	57,908
Total non-current financial assets	58,075	57,908